Summary of Significant Accounting Policies (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Other Intangible Assets
Number of reporting units in which the entity operates		1
Financial Information Regarding Segment Reporting
Number of reportable segments		1
Client lists and relationships | Maximum
Other Intangible Assets
Intangible assets with finite life, amortization period	10 years	10 years
Developed software
Other Intangible Assets
Intangible assets with finite life, amortization period		5 years